Annual Operating Expenses {- Fidelity International Discovery K6 Fund} - 10.31 Fidelity International Discovery K6 Fund PRO-03 - Fidelity International Discovery K6 Fund - Fidelity International Discovery K6 Fund
	Dec. 30, 2020
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.61%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.